Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Schedule of inventories
	December 31,
	2022	2021

Raw materials	$551,774	$212,736
In process and finished products	429,955	178,748

	$981,729	$391,484